Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,144,000
Previously Paid Amount	0.00
Total Fee Amount	328.25
Total Offset Amount	0.00
Net Fee	328.25
Narrative - Max Aggregate Offering Price	$ 2,144,000
Final Prospectus	true